CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CIK_0001843477_Spring Valley Acquisition Corp. II
General and administrative expenses	$ 1,330,775	$ 842,565
Loss from operations	(1,330,775)	(842,565)
Other Income (Expense):
Interest income on operating account	8,417	43,004
Income from investments held in Trust Account	1,063,695	7,611,956
Change in fair value of derivative liability	(2,814,086)
Total other expense	(1,741,974)	7,654,960
Net loss	$ (3,072,749)	$ 6,812,395
Class A ordinary shares subject to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Other Income (Expense):
Weighted average number of shares outstanding - Basic (in shares)	2,213,398	13,236,821
Weighted average number of shares outstanding - Diluted (in shares)	2,213,398	13,236,821
Loss per share - Basic (in dollars per share)	$ (0.31)	$ 0.33
Loss per share - Diluted (in dollars per share)	$ (0.31)	$ 0.33
Class A ordinary shares subject not to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Other Income (Expense):
Weighted average number of shares outstanding - Basic (in shares)	7,666,666	7,142,987
Weighted average number of shares outstanding - Diluted (in shares)	7,666,666	7,142,987
Loss per share - Basic (in dollars per share)	$ (0.31)	$ 0.33
Loss per share - Diluted (in dollars per share)	$ (0.31)	$ 0.33
Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Other Income (Expense):
Weighted average number of shares outstanding - Basic (in shares)	1	523,680
Weighted average number of shares outstanding - Diluted (in shares)	1	523,680
Loss per share - Basic (in dollars per share)	$ (0.31)	$ 0.33
Loss per share - Diluted (in dollars per share)	$ (0.31)	$ 0.33